Aircraft and Transportation Service Expenses - Summary of Aircraft and Transportation Service Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Landing and navigation fees	¥ 15,980	¥ 14,910	¥ 13,109
Ground service and other charges	8,399	8,025	7,106
Airport and transportation service expenses	¥ 24,379	¥ 22,935	¥ 20,215